THE FBR FUNDS

1001 Nineteenth Street North

Arlington, Virginia 22209

March 7, 2011

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

            Re:       The FBR Funds (the “Trust”)

                        File Nos. 333-112480 and 811-21503

Ladies and Gentlemen:

            Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify on behalf of the Trust and the Trust’s ten separate investment series (the “Funds”), that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds do not differ from those contained in Post-Effective Amendment No. 26 which was filed on March 1, 2011.  The text of Post-Effective Amendment No. 26 was filed electronically.

            Please do not hesitate to contact the undersigned at (703) 875-1326 if you have any questions or comments regarding the foregoing.

Very truly yours,

/s/ Kimberly J. Bradshaw
Kimberly J. Bradshaw
Secretary and Treasurer
The FBR Funds